Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000238758 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000238758 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000238758 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000238758 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238758 [Member] | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238758 [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238758 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238758 [Member] | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238758 [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238758 [Member] | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238758 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000238758 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000238758 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000238758 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000238758 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000238758 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238758 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238758 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238758 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238758 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238758 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238758 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238755 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238755 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000238755 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000238755 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238755 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238755 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238755 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238755 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238755 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238755 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238755 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000238755 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238755 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238755 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238755 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238755 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238755 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000238755 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000238755 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000238755 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000238755 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000238756 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238756 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238756 [Member] | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238756 [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238756 [Member] | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238756 [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238756 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238756 [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238756 [Member] | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238756 [Member] | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238756 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000238756 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000238756 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000238756 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000238756 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000238756 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238756 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000238756 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000238756 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238756 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000238756 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238756 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237295 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237295 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237295 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000237295 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237295 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237295 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237295 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237295 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237295 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237295 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000237295 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000237295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237295 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000237295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237295 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237295 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237654 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000237654 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000237654 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237654 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237654 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237654 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237654 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237654 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237654 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237654 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237654 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237654 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237654 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000237654 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000237654 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000237654 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237654 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237654 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237654 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237654 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237654 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237654 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242671 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242671 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000242671 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000242671 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000242671 [Member] | Collateralized Loan Obligations 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000242671 [Member] | Mortgage-Backed Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242671 [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240405 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240405 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240405 [Member] | Deere & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000240405 [Member] | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240405 [Member] | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240405 [Member] | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240405 [Member] | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240405 [Member] | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240405 [Member] | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240405 [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240405 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240405 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000240405 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240405 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000240405 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000240405 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000240405 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | FormFactor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | DigitalOcean Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | Cognex Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | Viasat, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | Arrow Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | Viavi Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | Argan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | Terawulf, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Timken Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000238757 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000238757 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000238757 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000238757 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000238757 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238757 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238757 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000238757 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238757 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238757 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238757 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242670 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242670 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000242670 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000242670 [Member] | Collateralized Loan Obligations 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242670 [Member] | Mortgage-Backed Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000242670 [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242670 [Member] | Collateralized Mortgage Obligations1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000242670 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000242670 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242670 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242670 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237296 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000237296 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000237296 [Member] | Valero Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237296 [Member] | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237296 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237296 [Member] | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237296 [Member] | Devon Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237296 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237296 [Member] | Occidental Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237296 [Member] | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237296 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237296 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237296 [Member] | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000237296 [Member] | Oil and Gas, Exploration and Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000237296 [Member] | Oil and Gas, Refining and Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000237296 [Member] | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237297 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000237297 [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237297 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237297 [Member] | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000237297 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000237297 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000237297 [Member] | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237297 [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237297 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237297 [Member] | MARVELL TECHNOLOGY, INC. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237297 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237297 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000237297 [Member] | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000237297 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237297 [Member] | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237297 [Member] | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%